Other Long-Term Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deferred pension assets (Note 19)	$ 358	$ 0
Right-of-Use assets (Note 22)	53	53
Other long-term assets	11	13
Total other assets	$ 422	$ 66